Label	Element	Value
Invesco Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 26, 2022 TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 2021,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Senior Loan ETF (BKLN)
(the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Senior Loan ETF
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On August 29, 2022, the name of the underlying index for the Fund will change from the “S&P/LSTA U.S. Leveraged Loan 100 Index” to the “Morningstar LSTA US Leveraged Loan 100 Index.” Accordingly, effective August 29, 2022, all references to “S&P/LSTA U.S. Leveraged Loan 100 Index” in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are replaced with “Morningstar LSTA US Leveraged Loan 100 Index.” The underlying index’s methodology will remain the same.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On August 29, 2022, the name of the underlying index for the Fund will change from the “S&P/LSTA U.S. Leveraged Loan 100 Index” to the “Morningstar LSTA US Leveraged Loan 100 Index.” Accordingly, effective August 29, 2022, all references to “S&P/LSTA U.S. Leveraged Loan 100 Index” in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are replaced with “Morningstar LSTA US Leveraged Loan 100 Index.” The underlying index’s methodology will remain the same.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please Retain This Supplement for Future Reference